Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Information [Abstract]
Schedule Of Sales By Geographic Location

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Revenue:
United States	$2,556	$2,929	$4,790	$5,069
Canada	917	945	1,482	1,625
Other countries	16	53	41	70
Total revenue	$3,489	$3,927	$6,313	$6,764